LINE OF CREDIT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Line Of Credit Facility [Abstract]
LINES OF CREDIT
 NOTE 7 – LINES OF CREDIT

The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”).  Under the SVB Loan Agreement as amended, SVB has also provided the Company with a term loan as discussed at Note 8.  The SVB Loan Agreement is secured by substantially all the assets of the Company and matures in February 2013.  As of September 30, 2012, the outstanding balance on the line of credit is approximately $4.6 million and the interest rate is 7.5%.  The line of credit has a certain financial covenant and other non-financial covenants.  As of September 30, 2012, the Company was in compliance with these covenants.

 Availability under the line of credit was approximately $2.7 million as of September 30, 2012.  The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement.  No letters of credit were outstanding as of September 30, 2012 or December 31, 2011.

Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 based upon eligible accounts receivable.  Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand.  As of September 30, 2012, the outstanding balance on the line of credit was $167,000 and the interest rate is 4.5%.  The RBC Credit Agreement is secured by the assets of Apex.  The revolving demand facility has certain financial covenants and other non-financial covenants.  As of September 30, 2012, Apex was not in compliance with these covenants. RBC has indicated it is in process of providing a waiver for the covenant violations at September 30, 2012.

For the nine months ended September 30, 2012 and 2011, the Company’s interest expense for the lines of credit, including amortization of deferred financing costs, was approximately $251,000 and $289,000, respectively.

RBC and SVB entered into a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 8.

NOTE 7 – LINE OF CREDIT

The Company has a $10.0 million line of credit which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (the “Loan Agreement”).  Under the Loan Agreement as amended, the lender has also provided the Company with a term loan as discussed at Note 8.  The Loan Agreement is secured by substantially all the assets of the Company and had an original maturity date of February 15, 2013.  As of March 31, 2011 and June 30, 2011, the Company was not in compliance with the fixed charge ratio covenant in the Loan Agreement and the lender issued a waiver in regards to the non-compliance with such covenant for an additional charge of $62,500 plus legal fees of approximately $15,000, payable immediately.  Such amounts have been reflected as additional interest expense in the consolidated statements of operations for the year ended December 31, 2011.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (the “Amendment”), the Loan Agreement was amended to accelerate the maturity date to April 30, 2012.

On September 27, 2011, pursuant to a Limited Waiver and Amendment to Loan and Security Agreement, the Loan Agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at December 31, 2011.  In addition, the maturity date was extended to February 28, 2013.

As of December 31, 2011 and 2010 the outstanding balance on the line of credit was approximately $4.0 million and $4.4 million, respectively, and the interest rate was 7.5%.  The line of credit has a certain financial covenant and other non-financial covenants.  The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement.  No letters of credit were outstanding as of December 31, 2011 and 2010.  Availability under the line of credit based on qualified collateral was $5.0 million as of December 31, 2011.

For the years ended December 31, 2011 and 2010, the Company’s interest expense, including fees paid to secure lines of credit, totaled approximately $357,000 and $370,000, respectively.